UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.   Name and address of issuer:
     Anchor Series Trust
     1 SunAmerica Center
     Los Angeles, CA 90067

2.   Name of each series or class of securities for which
this notice is filed (If the Form is being filed for all
series and classes of securities of the issuer, check the
box but do not list series or classes):     [ x ]

          Anchor Series Trust

3.   Investment Company Act File Number:      811-3836

      Securities Act File Number:               2-86188

4(a)   Last day of fiscal year for which this notice is
filed:       December 31, 1997

4(b)   [ ] Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)   [   ]    Check box if this is the last time the
issuer will be filing this Form.

5.     Calculation of registration fee:

        (i)  Aggregate sale price of securities sold during
the fiscal year pursuant to Section 24f-2:
       $59,994,358
       (ii)  Aggregate price of securities redeemed or
repurchased
          During the fiscal year:            $65,947,207

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
 Registration fees payable to the Commission:

     $        0

      (iv) Total available redemption credits [add Items
       5(ii) and 5(iii)]:
     $65,947,207

      (v)   Net sales ---- if Item 5(i) is greater than
Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
      0

     (vi)   Redemption credits available for use in future
  years               $(    0      )


     ---- if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:

       ($5,952,849)

   (vii)   Multiplier for determining registration fee
(See Instruction C9):
     X.000295

  (viii)    Registration fee due [multiply Item 5(v) by
Item 5(vii)
              (Enter "0" if no fee is due):
     =  $0

6.   Prepaid Shares

      If the response to Item 5(i) was determined by
deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2
as in effect before October 11, 1997, then report the
amount of securities (number of shares or other units)
deducted here:    _________. If there is a number of
shares or other units that were registered pursuant to
rule 24e-2 remaining unsold at the end of the fiscal year
for which this form is filed that are available for use
by the issuer in future fiscal years, then state that
number here:          0

7.   Interest due ---- if this Form is being filed more
than 90 days after the end of the issuer's fiscal year
       (See Instruction D):
     +          0

8.   Total of the amount of the registration fee due plus
any interest due
   (line 5(viii) plus line 7):          =    $0

9. Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

     Method of Delivery:
     [ ]  Wire Transfer
     [ ]  Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.

By (Signature and Title)*:    /s/Scott L. Robinson
     Scott L. Robinson
     Senior Vice President
     and Treasurer


Date:     March 20, 1998